UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-8268
Firsthand Funds
(Exact name of registrant as specified in charter)

469 El Camino Real, Suite 227, Santa Clara, CA             95050
            (Address of principal executive offices)                                                    (Zip code)

SiVest Group, 469 El Camino Real, Suite 227, Santa Clara, CA  95050
(Name and address of agent for service)

Registrant’s telephone number, including area code:   (408) 294-2200

Date of fiscal year end:   December 31, 2008

Date of reporting period:   June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

 Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Firsthand Funds

Semi-Annual Report to Shareholders

Firsthand Technology Value Fund ®

Firsthand Technology Leaders Fund

Firsthand e-Commerce Fund

Firsthand Alternative Energy Fund

June 30, 2009

CONTENTS

Performance Summary	2	Statements of Assets and Liabilities	14
President’s Letter	4	Statements of Operations	15
Shareholder Fee Example	6	Statements of Changes in Net Assets	16
Financial Statements		Statement of Cash Flows	18
Portfolio of Investments	8	Financial Highlights	19
		Notes to Financial Statements	21

PERFORMANCE SUMMARY

PERIOD RETURNS (average annual total returns as of 6/30/09)
Fund	YTD*	1-Yr	3-Yr	5-Yr	10-Yr	Expense Ratio
Firsthand Technology Value Fund®	9.65%	-28.87%	-9.50%	-2.87%	-5.87%	1.94%
Firsthand Technology Leaders Fund	25.73%	-21.42%	-6.15%	-1.30%	-5.08%	1.95%
Firsthand e-Commerce Fund	35.32%	-4.71%	1.03%	2.55%	•	1.95%
Firsthand Alternative Energy Fund	15.67%	-30.48%	•	•	•	2.11%

NASDAQ Composite Index	16.98%	-19.13%	-4.64%	-1.37%	-3.17%	•
S&P 500 Index	3.16%	-26.21%	-8.21%	-2.24%	-2.22%	•
WilderHill Clean Energy Index	17.60%	-49.94%	•	•	•	•

* Not annualized.

Returns assume reinvestment of all dividends and distributions but do not reflect the impact of taxes. The performance data quoted represent past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent month-end, please contact Firsthand Funds by calling 1.888.884.2675 or go to www.firsthandfunds.com.

The Nasdaq Composite Index (NASDAQ) is a capitalization-weighted index of all common stocks listed with Nasdaq. The Standard & Poor’s 500 Index (S&P 500) is a market-weighted index of 500 stocks of well-established companies. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance. The Wilder Hill Clean Energy Index is a market-weighted index of 40 companies in the cleaner fuel, energy conversion, energy storage, greener utilities, power delivery and conservation, and renewable energy harvesting sectors. You cannot invest directly in an index.

2	2009 Semi-Annual Report

RETURNS SINCE INCEPTION (average annual total returns as of 6/30/09)

Fund (Inception Date)	Average Annual Total Returns	NASDAQ	S&P 500	WilderHill Clean Energy
Firsthand Technology Value Fund® (5/20/94)	9.41%	6.85%	6.71%	•
Firsthand Technology Leaders Fund (12/10/97)	3.96%	1.63%	1.21%	•
Firsthand e-Commerce Fund (9/30/99)	-9.78%	-3.49%	-1.63%	•
Firsthand Alternative Energy Fund (10/29/07)	-22.23%	-21.87%	-24.74%	-43.47%

Each Fund may invest in small-capitalization companies and Initial Public Offerings (“IPOs”). These investments will be more volatile than investments in large-capitalization companies and loss of principal could be greater. The Funds may invest in foreign securities, which will be subject to greater risks than investing in domestic securities. Because the Funds are not diversified, they can take larger positions in fewer companies, increasing their risk profile. The Funds invest in several industries within the technology sector and the relative weightings of these industries in a Fund’s portfolio may change at any time.

HOLDINGS BY INDUSTRY - % of net assets (as of 6/30/09)

Industry	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand e-Commerce Fund	Firsthand Alternative Energy Fund
Advanced Materials	8.1%	4.6%	•	4.0%
Basic Materials	•	•	•	1.0%
Communications	2.7%	5.1%	8.7%	•
Communications Equipment	4.4%	8.3%	•	•
Computer	•	1.5%	3.9%	•
Consumer Electronics	•	•	1.8%	•
Defense and Aerospace	1.0%	•	•	•
Electronic Manufacturing Services	0.3%	1.2%	•	•
Energy Efficiency	2.4%	•	•	8.1%
Environmental Services	•	•	•	0.7%
Industrials	•	•	•	3.1%
Intellectual Property	14.0%	•	•	5.8%
Internet	9.7%	6.1%	45.8%	•
Media	•	•	2.4%	•
Networking	0.1%	5.1%	4.0%	•
Other Electronics	6.9%	7.5%	6.9%	3.8%
Peripherals	2.4%	7.0%	•	•
Photonics	1.0%	•	•	•
Renewable Energy	15.4%	8.2%	•	48.0%
Semiconductors	16.5%	12.9%	0.3%	5.3%
Services	2.8%	•	•	•
Software	9.2%	18.3%	12.9%	•
Net Cash	3.1%	14.2%	13.3%	20.2%

2009 Semi-Annual Report	3

PRESIDENT’S LETTER

DEAR FELLOW SHAREHOLDERS,

Technology stocks led a powerful rally through the first half of 2009, effectively reclaiming the losses that shook the sector in the fourth quarter of 2008 and into the first quarter of 2009. During the first six months of this year, the Nasdaq Composite Index gained 16.98%, while the broad-based S&P 500 Index rose a more modest 3.16%. While the leadership of the technology sector is not surprising, given its relatively low leverage and virtually no direct exposure to the banking crisis, the sharpness of the tech sector rally that began in early March provided welcome relief to battle-weary investors.

I am pleased to report that the year to-date performance of Firsthand Funds has been very good (see performance tables on pages 2 and 3). Firsthand e-Commerce Fund and Firsthand Technology Leaders Fund soundly trounced their benchmarks for the period, returning 35.32% and 25.73%, respectively. Firsthand Alternative Energy Fund also performed well, gaining 15.67% for the first half of 2009, though trailing its primary benchmark, the WilderHill Clean Energy Index, which gained 17.60% over the same period. Finally, Firsthand Technology Value Fund posted positive absolute performance, posting a 9.65% gain for the period. However, weak performance by solar and other clean tech holdings led to its underperforming its primary benchmark, the Nasdaq Composite Index.

As I write this, sentiment and fundamentals are generally on the rise, and I’m feeling encouraged by the feedback we’re receiving from our portfolio companies. I believe we are now in the early stages of economic recovery, an opinion backed by the statements of most technology companies, reporting that the worst appears to be behind them.

Fundamentally, this recession has had a dramatically different impact on the tech sector than did the last one earlier this decade. By and large, individual companies are managing their ways through the recession well. Most were quick to address costs, and, unlike last time around, it does not look like many will fail.

All of this has left the tech sector well-positioned to benefit from the coming turnaround. In many markets, we have begun to see corporate tech spending recovering as companies look to improve productivity without adding personnel. We expect job growth will follow, but improved capital spending is certainly a good start. As I have mentioned before,  tech companies generally have not taken on much debt, which means that any expansion in demand, when coupled with lower operating costs, leads to very good operating leverage. In other words, more revenues plus fewer costs equals dramatically higher profits.

Thankfully, not all news has been bad news during the recession. Companies with exceptional product/service offerings have continued to thrive. Apple and Netflix come to mind as examples of companies owned by one or more of our Funds that have continued to post record results, despite the difficult macroeconomic environment. In the case of Apple, strong demand for the company’s iPhone has enabled continued profit growth, despite slowdowns in its iPod and Mac businesses. For Netflix the recession seems to have helped its bottom line, with consumers opting for more in-home movie nights, versus more expensive evenings on the town. As a result, the company has seen improvement in just about all key metrics, including subscriber growth, subscriber acquisition cost, revenues, gross margins, and net income.  It is important to note that positive news does not necessarily result in strong investment results.

4	2009 Semi-Annual Report

In the solar energy space, the economic proposition for solar panels continues to improve, thanks to help on both sides of the equation. Prices for solar panels continue to fall, a trend that began in the middle of 2008. We expect prices to keep declining as new production capacity comes online around the world. At the same time, electricity prices continue to trend upward, despite weak demand. The combination of these factors has pushed the industry closer to “grid parity” – the point at which solar electricity is the same price per unit as the electricity available from your local utility’s power distribution grid.

Other factors driving increased attention to the solar industry include a broad stimulus program for solar energy in China and an acceleration of a loan guarantee program for alternative energy technology development, sponsored by the U.S. Department of Energy. On the flip side, financing for solar energy and other capital projects in the U.S. remains a near-term challenge, but we expect to see the situation improve in the second half of the year.

While the global economy stands on wobbly legs today, I am encouraged by the progress we have seen in the first half of this year. Though I have said it before, I believe the following bears repeating: it is no longer a question whether we will see a full-blown economic recovery–it’s a matter of when.

In the mean time, our goal remains the same as when we started Firsthand Funds 15 years ago: own the strongest companies on the right side of the most powerful trends in the technology sector. From our unique vantage point in Silicon Valley, we continue to work hard to keep our portfolios well-positioned for the recovery ahead. We thank you for entrusting your technology investment to us.

Sincerely,

Kevin Landis
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Past performance is no guarantee of future results.

2009 Semi-Annual Report	5

SHAREHOLDER FEE EXAMPLE (unaudited)

Example—In general, mutual fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Note that Firsthand Funds (“Trust”) does not charge transaction fees for 12b-1 distribution and service fees, though you may incur transaction fees if you purchase shares through a broker.

The example on the following page is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 through June 30, 2009.

Actual Expenses—The section of the table at the right entitled “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA or other tax-qualified savings plan, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes—The section of the table at right entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year  before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Trust to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table at right are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

6	2009 Semi-Annual Report

Firsthand Technology Value Fund
	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09	Annualized Expense Ratio
Actual	$1,000	$1,096.54	$9.87	1.95%
Hypothetical**	$1,000	$1,014.64	$9.71	1.95%

Firsthand Technology Leaders Fund
	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09	Annualized Expense Ratio
Actual	$1,000	$1,257.33	$10.49	1.95%
Hypothetical**	$1,000	$1,014.64	$9.71	1.95%

Firsthand e-Commerce Fund
	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09	Annualized Expense Ratio
Actual	$1,000	$1,353.16	$10.98	1.95%
Hypothetical**	$1,000	$1,014.64	$9.71	1.95%

Firsthand Alternative Energy Fund
	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09	Annualized Expense Ratio
Actual	$1,000	$1,156.69	$11.53	2.31%
Hypothetical**	$1,000	$1,012.85	$11.50	2.31%

*
Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

**	5% return per year before expenses.
The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

2009 Semi-Annual Report	7

PORTFOLIO OF INVESTMENTS, June 30, 2009 (unaudited)
Firsthand Technology Value Fund

	SHARES	MARKET VALUE

COMMON STOCKS — 95.2% ($161,129,267)
Advanced Materials — 8.1% ($13,730,216)
Corning, Inc.	543,600	$8,730,216
UCT Coatings, Inc., Series B* (1)	500,000	5,000,000
Communications — 2.7% ($4,665,170)
Clearwire Corp. Class A*	449,000	2,482,970
Equinix, Inc.*	30,000	2,182,200
Communications Equipment — 4.4% ($7,507,227)
QUALCOMM, Inc.	25,000	1,130,000
Research In Motion, Ltd.*	45,300	3,218,565
ZTE Corp.	910,000	3,158,662
Defense & Aerospace — 1.0% ($1,737,120)
FLIR Systems, Inc.*	77,000	1,737,120
Electronics Manufacturing Services — 0.3% ($441,203)
Hon Hai Precision Industry Co., Ltd. – GDR	30,899	186,784
Quanta Computer, Inc. – GDR	31,500	254,419
Energy Efficiency — 2.4% ($4,067,008)
Echelon Corp.*	479,600	4,067,008
Intellectual Property — 12.7% ($21,530,989)
Silicon Genesis Corp., Common* (1)(2)	881,892	1,503,079
Silicon Genesis Corp., Series 1-C* (1)(2)	82,914	823,412
Silicon Genesis Corp., Series 1-D* (1)(2)	850,830	3,265,877
Silicon Genesis Corp., Series 1-E* (1)(2)	5,704,4801	3,538,842
Silicon Genesis Corp., Series 1-F* (1)(2)	912,453	2,399,779
Internet — 9.7% ($16,462,562)
Akamai Technologies, Inc.*	155,900	2,990,162
Netflix, Inc.*	250,000	10,335,000
Shanda Interactive Entertainment Ltd. - ADR*	60,000	3,137,400
Networking — 0.1% ($230,806)
IP Unity, Inc., Series C* (1)	1,932,222	19,322
IP Unity, Inc., Series E* (1)	193,042	211,484
Other Electronics — 6.9% ($11,642,619)
Intevac, Inc.*	791,700	6,895,707
Microvision, Inc.*	175,100	537,557
VeriFone Holdings, Inc.*	560,500	4,209,355
Peripherals — 2.4% ($4,037,560)
Seagate Technology, Inc.	386,000	4,037,560
Photonics — 1.0% ($1,661,730)
Celox Networks, Inc., Common* (1)	138,121	0
Celox Networks, Inc., Series A-1* (1)	1,000,000	0
Newport Corp.*	287,000	1,661,730
Renewable Energy — 15.1% ($25,521,668)
Sharp Corp.	45,288	$470,860
Solaicx, Series B* (1)(2)	7,396,238	102,290
Solaicx, Series C* (1)(2)	2,916,581	67,635
SoloPower, Series A* (1)(2)	2,721,088	22,479,153
SoloPower, Series B* (1)(2)	228,779	2,008,085
Suntech Power Holdings Co., Ltd. - ADR*	9,800	175,028
ULVAC, Inc.	7,600	218,617
Semiconductors — 16.5% ($27,859,804)
AuthenTec, Inc.*	197,829	354,114
Broadcom Corp., Class A*	371,600	9,211,964
Clarisay, Inc., Series B* (1)(2)	2,605,306	0
Clarisay, Inc., Series C* (1)(2)	7,194,244	0
Intel Corp.	400,800	6,633,240
Marvell Technology Group, Ltd.*	305,900	3,560,676
Samsung Electronics Co., Ltd. - GDR (3)	1,699	394,759
Semiconductor Manufacturing International Corp.*	800,000	2,056,000
Supertex, Inc.*	14,100	354,051
Synaptics, Inc.*	37,000	1,430,050
Techwell, Inc.*	454,700	3,864,950
Services — 2.7% ($4,532,853)
Accenture, Ltd.	135,000	4,517,100
Innovion Corp., Series C* (1)	1,575,322	15,753
Software — 9.2% ($15,500,732)
Activision Blizzard, Inc.*	379,100	4,788,033
Microsoft Corp.	278,800	6,627,076
NICE-Systems Ltd. - ADR*	98,100	2,263,167
Omniture, Inc.*	145,100	1,822,456

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

8	2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS, June 30, 2009 (unaudited)
Firsthand Technology Value Fund (cont’d)

	SHARES/ UNITS	MARKET VALUE

WARRANTS — 1.3% ($2,171,027)
Advanced Materials — 0.0% ($7,476)
UCT Coatings, Inc., Common Warrant (1)	600,000	$6,000
UCT Coatings, Inc., Common Warrant (1)	3,056	31
UCT Coatings, Inc., CommonWarrant (1)	144,542	1,445
Intellectual Property — 1.3% ($2,154,634)
Silicon Genesis Corp., 1-E Warrant* (1)(2)	94,339	123,902
Silicon Genesis Corp., 1-E Warrant* (1)(2)	1,257,859	1,985,367
Silicon Genesis Corp., Common Warrant* (1)(2)	37,982	45,365
Networking — 0.0% ($69)
IP Unity, Inc., E Warrant* (1)	69,496	69
Photonics — 0.0% ($0)
WARRANTS — 1.3% ($2,171,027)
Advanced Materials — 0.0% ($7,476)
UCT Coatings, Inc., Common Warrant (1)	600,000	6,000
UCT Coatings, Inc., Common Warrant (1)	3,056	31
UCT Coatings, Inc., CommonWarrant (1)	144,542	1,445
Intellectual Property — 1.3% ($2,154,634)
Silicon Genesis Corp., 1-E Warrant* (1)(2)	94,339	123,902
Silicon Genesis Corp., 1-E Warrant* (1)(2)	1,257,859	1,985,367
Silicon Genesis Corp., Common Warrant* (1)(2)	37,982	45,365
Networking — 0.0% ($69)
IP Unity, Inc., E Warrant* (1)	69,496	69
Photonics — 0.0% ($0)
Celox Networks, Inc., A-1 Warrant* (1)	500,000	$0
Renewable Energy — 0.0% ($8,848)
Solaicx, Series C Warrant* (1)(2)	670,814	8,848
Semiconductors — 0.0% ($0)
Clarisay, Inc., D Warrant* (1)(2)	2,350,000	0
CONVERTIBLE BONDS — 0.1% ($106,429)
Semiconductors — 0.0% ($0)
Clarisay, Inc., 8.00%*(1)(2)	2,350,000	0
Services — 0.1% ($106,429)
Innovion Corp., 9.50%* (1)	479,883	106,429
PARTICIPATION NOTE — 0.3% ($557,690)
Renewable Energy — 0.3% ($557,690)
Suzlon Energy Ltd., 0.00%, 09/16/10	257,000	557,690
CASH EQUIVALENTS — 3.6% ($6,078,117)
PNC Bank Money Market Portfolio	6,078,117	6,078,117
Total Investments (Cost $226,571,336) — 100.5%		170,042,530
Liabilities in excess of other assets — (0.5)%		(877,002)
NET ASSETS — 100.0%		$169,165,528

(1)	Restricted security.
(2)	Affiliated issuer.
(3)
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors.  The Investment Adviser, using Board-approved procedures, has deemed these securities to be liquid.  At June 30, 2009, the value of these securities amounted to $394,759 or 0.2%.

*	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

2009 Semi-Annual Report	9

PORTFOLIO OF INVESTMENTS, June 30, 2009 (unaudited)
Firsthand Technology Leaders Fund

	SHARES	MARKET VALUE

COMMON STOCKS — 85.8% ($32,346,536)
Advanced Materials — 4.6% ($1,722,066)
Corning, Inc.	107,227	$1,722,066
Communications — 5.1% ($1,908,048)
China Mobile Hong Kong Ltd. – ADR	38,100	1,908,048
Communications Equipment — 8.3% ($3,140,458)
Nokia Corp. – ADR	104,100	1,517,778
QUALCOMM, Inc.	35,900	1,622,680
Computer — 1.5% ($569,720)
Apple, Inc.*	4,000	569,720
Electronics Manufacturing Services — 1.2% ($463,813)
Hon Hai Precision Industry Co., Ltd. – GDR	76,728	463,813
Internet — 6.1% ($2,299,773)
Google, Inc., Class A*	5,455	2,299,773
Networking — 5.1% ($1,913,769)
Cisco Systems, Inc.*	102,670	1,913,769
Other Electronics — 7.5% ($2,845,951)
Koninklijke (Royal) Philips Electronics N.V.	39,100	720,222
L-1 Identity Solutions, Inc.*	155,200	1,201,248
VeriFone Holdings, Inc.*	123,100	924,481
Peripherals — 7.0% ($2,625,944)
EMC Corp.*	79,200	1,037,520
Seagate Technology, Inc.	151,857	1,588,424
Renewable Energy — 8.2% ($3,112,432)
SunPower Corp. Class B*	61,200	1,465,740
Suntech Power Holdings Co., Ltd. - ADR*	92,200	1,646,692
Semiconductors — 12.9% ($4,848,148)
Broadcom Corp., Class A*	55,925	1,386,381
Intel Corp.	112,300	1,858,565
Samsung Electronics Co., Ltd. - GDR (1)	6,900	1,603,202
Software — 18.3% ($6,896,414)
Activision Blizzard, Inc.*	104,700	1,322,361
Adobe Systems, Inc.*	40,500	1,146,150
Microsoft Corp.	81,450	1,936,067
NICE-Systems Ltd. - ADR*	48,200	1,111,974
VMware, Inc., Class A*	50,600	1,379,862
CASH EQUIVALENTS — 12.2% ($4,597,937)
PNC Bank Money Market Portfolio	4,597,937	4,597,937
Total Investments (Cost $44,379,428) — 98.0%		36,944,473
Other assets in excess of liabilities — 2.0%		744,251
NET ASSETS — 100.0%		$37,688,724

(1)
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors.  The Investment Adviser, using Board-approved procedures, has deemed these securities to be liquid.  At June 30, 2009, the value of these securities amounted to $1,603,202 or 4.3%.

*	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

10	2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS, June 30, 2009 (unaudited)
Firsthand Technology e-Commerce Fund

	SHARES	MARKET VALUE

COMMON STOCKS — 86.7% ($21,371,149)
Communications — 8.7% ($2,135,610)
Equinix, Inc.*	15,000	$1,091,100
Internap Network Services Corp.*	23,715	82,766
NeuStar, Inc.*	43,400	961,744
Computer — 3.9% ($960,664)
International Business Machines Corp.	9,200	960,664
Consumer Electronics — 1.8% ($451,980)
Shutterfly, Inc.*	32,400	451,980
Internet — 45.8% ($11,281,634)
51job, Inc. - ADR*	33,000	390,390
Akamai Technologies, Inc.*	80,800	1,549,744
Baidu, Inc. - ADR*	7,900	2,378,611
CyberSource Corp.*	41,814	639,754
Google, Inc., Class A*	5,800	2,445,222
LivePerson, Inc.*	140,000	560,000
Monster Worldwide, Inc.*	34,900	412,169
Shanda Interactive Entertainment Ltd. - ADR*	34,700	1,814,463
ValueClick, Inc.*	56,300	592,276
VistaPrint Ltd.*	11,700	499,005
Media — 2.4% ($586,212)
News Corp., Class B	55,460	586,212
Networking — 4.0% ($982,328)
Cisco Systems, Inc.*	52,700	982,328
Other Electronics — 6.9% ($1,705,430)
L-1 Identity Solutions, Inc.*	84,500	654,030
VeriFone Holdings, Inc.*	140,000	1,051,400
Semiconductors — 0.3% ($82,877)
AuthenTec, Inc.*	46,300	82,877
Software — 12.9% ($3,184,414)
Microsoft Corp.	70,000	1,663,900
Omniture, Inc.*	70,446	884,802
VeriSign, Inc.*	34,400	635,712
CASH EQUIVALENTS — 13.5% ($3,325,824)
PNC Bank Money Market Portfolio	3,325,824	3,325,824
Total Investments (Cost $25,436,287) — 100.2%		24,696,973
Liabilities in excess of other assets — (0.2)%		(50,201)
NET ASSETS — 100.0%		$24,646,772

*	Non-income producing security.
ADR	American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

2009 Semi-Annual Report	11

PORTFOLIO OF INVESTMENTS, June 30, 2009 (unaudited)
Firsthand Alternative Energy Fund

	SHARES	MARKET VALUE

COMMON STOCKS — 79.8% ($4,349,216)
Advanced Materials — 4.3% ($233,315)
Corning, Inc. (1)	9,760	$156,746
MEMC Electronic Materials, Inc.*	2,130	37,935
Metabolix, Inc.*	4,700	38,634
Basic Materials — 1.0% ($53,590)
Metalico, Inc.*	11,500	53,590
Energy Efficiency — 8.1% ($441,117)
Echelon Corp.*	14,500	122,960
Honeywell International, Inc.	3,880	121,832
Itron, Inc.*	3,565	196,325
Environmental Services — 0.7% ($37,506)
ADA-ES, Inc.*	9,400	37,506
Industrials — 3.1% ($168,280)
3M Co. (1)	2,800	168,280
Intellectual Property — 5.8% ($317,816)
Silicon Genesis Corp., Common* (2)	181,407	309,186
Silicon Genesis Corp., Series 1-C* (2)	152	1,510
Silicon Genesis Corp., Series 1-E* (2)	3,000	7,120
Other Electronics — 3.8% ($208,385)
Aixtron AG – ADR	9,900	122,364
Koninklijke (Royal) Philips Electronics N.V.	4,670	86,021
Renewable Energy — 47.7% ($2,599,477)
Amtech Systems, Inc.*	9,500	46,075
Ascent Solar Technologies, Inc.*	2,000	15,640
Canadian Solar, Inc.*	13,400	162,408
Clipper Windpower PLC*	3,000	6,170
EMCORE Corp.*	100,000	126,000
Energy Conversion Devices, Inc.*	7,500	106,125
FuelCell Energy, Inc.*	5,000	20,900
Gamesa Corp. Tecnologica S.A.	7,000	132,635
GT Solar International, Inc.*	21,900	116,508
JA Solar Holdings Co., Ltd. - ADR*	7,000	32,900
KYOCERA Corp. – ADR	950	70,965
LDK Solar Co., Ltd. - ADR*	1,930	21,770
Meyer Burger Technology AG*	1,000	154,235
Motech Industries, Inc.	41,670	163,240
Orion Energy Systems, Inc.*	14,000	$52,500
Renewable Energy Corp. A.S.*	13,000	100,818
Sharp Corp.	11,000	114,367
Solarfun Power Holdings Co., Ltd. - ADR*	14,400	93,312
SoloPower, Series C-1* (2)	1,331	13,744
SunPower Corp. Class B*	15,300	366,435
Suntech Power Holdings Co., Ltd. - ADR*	9,420	168,241
Trina Solar Ltd. - ADR*	2,300	58,949
U.S. Geothermal, Inc.*	10,500	14,910
ULVAC, Inc.	2,700	77,667
Vestas Wind Systems A.S.*	3,000	213,300
WaterFurnace Renewable Energy, Inc.	600	14,163
Yingli Green Energy Holding Co. - ADR*	10,000	135,500
Semiconductors — 5.3% ($289,730)
National Semiconductor Corp. (1)	7,700	96,635
Power Integrations, Inc.	7,800	185,562
Supertex, Inc.*	300	7,533

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

12	2009 Semi-Annual Report

PORTFOLIO OF INVESTMENTS, June 30, 2009 (unaudited)
Firsthand Alternative Energy Fund (cont’d)

	SHARES	MARKET VALUE

RIGHTS — 0.3% ($16,021)
Renewable Energy — 0.3% ($16,021)
Renewable Energy Corp. A.S.*	4,482	16,021
CASH EQUIVALENTS — 20.2% ($1,101,417)
PNC Bank Money Market Portfolio	1,101,417	1,101,417
Total Investments (Cost $6,853,945) — 100.3%		5,466,654
Liabilities in excess of other assets — (0.3)%		(17,735)
NET ASSETS — 100.0%		$5,448,919

SCHEDULE OF SECURITIES SOLD SHORT — (0.3)% ($14,514)
Advanced Materials — (0.3)% ($14,514)
Hoku Scientific, Inc.*	5,714	$14,514
Total Securities Sold Short (Proceeds $16,331)		$14,514

(1)	All or a portion of the shares have been committed for open short positions, which equates to $289,016or 5.3% of the Fund’s net assets.
(2)	Restricted security.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

2009 Semi-Annual Report	13

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2009 (unaudited)

	Firsthand	Firsthand	Firsthand	Firsthand
	Technology	Technology	e-Commerce	Alternative
	Value Fund	Leaders Fund	Fund	Energy Fund
ASSETS
Investment securities:
Unaffiliated issuers at acquisition cost	$187,558,034	$44,379,428	$25,436,287	$6,853,945
Affiliated issuers at acquisition cost	39,013,302	—	—	—
Total acquisition cost	$226,571,336	$44,379,428	$25,436,287	$6,853,945
Unaffiliated issuers at market value	$121,690,896	$36,944,473	$24,696,973	$5,466,654
Affiliated issuers at market value	48,351,634	—	—	—
Total market value (Note 2)	170,042,530	36,944,473	24,696,973	5,466,654
Cash	—	1	—	—
Foreign currency, at value (Cost $0, $0, $0 and $71,294)	—	—	—	73,073
Receivable for securities sold	1,248,173	—	—	23,594
Receivable from dividends, interest, and reclaims	4,361	4,461	—	1,527
Receivable for capital shares sold	24,305	800,001	—	12,551
TOTAL ASSETS	171,319,369	37,748,936	24,696,973	5,577,399
LIABILITIES
Payable for securities purchased	1,423,653	—	—	102,097
Payable to affiliates (Note 4)	271,960	54,437	40,177	9,365
Payable for capital shares redeemed	83,228	5,775	10,024	2,504
Securities sold short, at value (Cost $0, $0, $0 and $16,331)	—	—	—	14,514
Selling commissions payable	375,000	—	—	—
TOTAL LIABILITIES	2,153,841	60,212	50,201	128,480
NET ASSETS	$169,165,528	$37,688,724	$24,646,772	$5,448,919
Net Assets consist of:
Paid-in-capital	$2,986,028,956	$368,556,525	$420,699,211	$6,924,659
Accumulated net investment loss	(1,304,863)	(73,208)	(170,122)	(44,168)
Accumulated net realized losses from security transactions, written options and foreign currency	(2,758,629,755)	(323,359,638)	(395,143,003)	(47,875)
Net unrealized depreciation on investments, options and foreign currency	(56,928,810)	(7,434,955)	(739,314)	(1,383,697)
NET ASSETS	$169,165,528	$37,688,724	$24,646,772	$5,448,919
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,589,776	2,441,727	6,770,412	829,459
Net asset value, redemption price and offering price per share (Note 2)	$25.67	$15.44	$3.64	$6.57

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

14	2009 Semi-Annual Report

STATEMENTS OF OPERATIONS
For the six months ended June 30, 2009 (unaudited)

	Firsthand	Firsthand		Firsthand
	Technology	Technology	Firsthand	Alternative
	Value	Leaders	e-Commerce	Energy
	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Dividends	$282,472	$221,369	$35,454	$8,404
Foreign tax withholding	(5,146)	(10,738)	(660)	(758)
TOTAL INVESTMENT INCOME	277,326	210,631	34,794	7,646

EXPENSES
Investment advisory fees (Note 4)	1,217,068	218,338	157,628	36,968
Administration fees (Note 4)	365,121	65,501	47,288	10,082
Trustee Fees	3,200	3,200	3,200	3,200
Interest expense	—	—	—	4,764
GROSS EXPENSES	1,585,389	287,039	208,116	55,014
Investment advisory fees waived	(3,200)	(3,200)	(3,200)	(3,200)
TOTAL NET EXPENSES	1,582,189	283,839	204,916	51,814

NET INVESTMENT LOSS	(1,304,863)	(73,208)	(170,122)	(44,168)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions
Non-affiliated	(48,542,796)	(2,083,447)	(221,212)	21,947
Net realized losses from foreign currency	(14)	—	—	(486)
Net realized gains from written options transactions	—	210,283	—	—
Net realized gains from securities sold short	—	—	—	119,852
Net change in unrealized appreciation on investments, options and foreign currency	64,933,354	8,686,680	6,921,865	601,339

NET REALIZED AND UNREALIZED GAINS
ON INVESTMENTS	16,390,544	6,813,516	6,700,653	742,652

CHANGE IN NET ASSETS FROM OPERATIONS	$15,085,681	$6,740,308	$6,530,531	$698,484

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

2009 Semi-Annual Report	15

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended June 30, 2009, and December 31, 2008

	Firsthand Technology Value Fund		Firsthand Technology Leaders Fund
	6 Mos. Ended	Year Ended	6 Mos. Ended	Year Ended
	6/30/09*	12/31/08	6/30/09*	12/31/08

FROM OPERATIONS:
Net investment loss	$(1,304,863)	$(4,418,959)	$(73,208)	$(472,754)
Net realized gains (losses) from security transactions, options and foreign currency	(48,542,810)	(28,561,406)	(1,873,164)	2,123,591
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency	64,933,354	(138,627,920)	8,686,680	(28,972,979)
Net increase (decrease) in net assets from operations	15,085,681	(171,608,285)	6,740,308	(27,322,142)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,717,493	22,286,071	6,232,073	2,917,653
Proceeds received in merger (Note 10)	—	25,594,071	—	—
Payment for shares redeemed	(16,633,711)	(93,054,223)	(2,925,445)	(11,495,234)
Net increase (decrease) in net assets from capital share transactions	(11,916,218)	(45,174,081)	3,306,628	(8,577,581)

TOTAL INCREASE (DECREASE) IN
NET ASSETS	3,169,463	(216,782,366)	10,046,936	(35,899,723)

NET ASSETS:
Beginning of period	165,996,065	382,778,431	27,641,788	63,541,511
End of period	$169,165,528	$165,996,065	$37,688,724	$27,641,788
Accumulated Net Investment Loss	$(1,304,863)	$—	$(73,208)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	194,390	609,743	428,911	152,514
Shares issued in exchange for proceeds received in merger (Note 10)	—	648,799	—	—
Shares redeemed	(695,614)	(2,764,047)	(237,873)	(656,841)
Net increase (decrease) in shares outstanding	(501,224)	(1,505,505)	191,038	(504,327)
Shares outstanding, beginning of period	7,091,000	8,596,505	2,250,689	2,755,016
Shares outstanding, end of period	6,589,776	7,091,000	2,441,727	2,250,689

*	Unaudited

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

16	2009 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS (cont’d)
For the periods ended June 30, 2009, and December 31, 2008

	Firsthand e-Commerce Fund		Firsthand Alternative Energy Fund
	6 Mos. Ended	Year Ended	6 Mos. Ended	Year Ended
	6/30/09*	12/31/08	6/30/09*	12/31/08

FROM OPERATIONS:
Net investment loss	$(170,122)	$(460,778)	$(44,168)	$(42,865)
Net realized gains (losses) from security transactions, options and foreign currency	(221,212)	289,629	141,313	(175,537)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency	6,921,865	(15,860,320)	601,339	(2,100,521)
Net increase (decrease) in net assets from operations	6,530,531	(16,031,469)	698,484	(2,318,923)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,751	776,794	2,860,401	6,067,082
Payment for shares redeemed	(1,262,533)	(6,044,231)	(1,762,789)	(1,977,420)
Net increase (decrease) in net assets from capital share transactions	(1,252,782)	(5,267,437)	1,097,612	4,089,662

TOTAL INCREASE (DECREASE) IN
NET ASSETS	5,277,749	(21,298,906)	1,796,096	1,770,739

NET ASSETS:
Beginning of period	19,369,023	40,667,929	3,652,823	1,882,084
End of period	$24,646,772	$19,369,023	$5,448,919	$3,652,823
Accumulated Net Investment Loss	$(170,122)	$—	$(44,168)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	3,239	189,222	493,763	702,194
Shares redeemed	(437,702)	(1,692,106)	(307,338)	(231,920)
Net increase (decrease) in shares outstanding	(434,463)	(1,502,884)	186,425	470,274
Shares outstanding, beginning of period	7,204,875	8,707,759	643,034	172,760
Shares outstanding, end of period	6,770,412	7,204,875	829,459	643,034

*	Unaudited

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

2009 Semi-Annual Report	17

STATEMENTS OF CASH FLOWS
June 30, 2009

Firsthand Technology Value Fund

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Net Assets derived from operations	$15,085,681
Adjustments to reconcile net decrease in Net Assets derived from operations to net cash used in operating activities:
Purchase of investments	(27,657,362)
Proceeds from disposition of investments	44,079,804
Net sales/(purchases) of short-term investments	(2,300,137)
Net realized gain from investments	48,542,796
Change in unrealized appreciation/depreciation from investments	(65,333,354)

Change in assets and liabilities:

(Increase) Decrease in assets:
Receivable for securities sold	(1,248,173)
Receivable from dividends, interest, and reclaims	(4,361)
Receivable for capital shares sold	(15,851)

Increase (Decrease) in payables:
Payable for securities purchased	744,653
Payable to affiliates	6,224
Payable for capital shares redeemed	(358,703)
Other payables	375,000
Net cash used in operating activities	11,916,217

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	4,717,493
Payment for shares redeemed	(16,633,711)
Net cash provided by financing activities	(11,916,218)

Net change in cash and cash equivalents	(1)

Cash and cash equivalents - beginning of period	1
Cash and cash equivalents - end of period	$—

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

18	2009 Semi-Annual Report

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

FIRSTHAND TECHNOLOGY VALUE FUND

	6 Mos. Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value at beginning of period	$23.41		$44.53	$36.09	$33.12	$29.48	$31.57
Income from investment operations:
Net investment loss	(0.20)		(0.62)	(0.70)	(0.72)	(0.62)	(0.49)
Net realized and unrealized gains (losses) on investments	2.46		(20.50)	9.14	3.69	4.26	(1.60)
Total from investment operations	2.26		(21.12)	8.44	2.97	3.64	(2.09)
Net asset value at end of period	$25.67		$23.41	$44.53	$36.09	$33.12	$29.48
Total return	9.65	% (A)	(47.43%)	23.39%	8.97%	12.35%	(6.62%)
Net assets at end of period (millions)	$169.2		$166.0	$382.8	$370.9	$446.6	$586.9
Ratio of gross expenses to average net assets before waiver	1.95	% (B)	2.00%	1.93%	1.93%	1.92%	1.90%
Ratio of net expenses to average net assets after waiver	1.95	% (B)	1.94%	1.93%	1.92%	1.92%	1.90%
Ratio of net investment loss to average net assets	(1.61	%)(B)	(1.62%)	(1.57%)	(1.70%)	(1.81%)	(1.41%)
Portfolio turnover rate	18	% (A)	54%	50%	47%	42%	17%

FIRSTHAND TECHNOLOGY LEADERS FUND

	6 Mos. Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value at beginning of period	$12.28		$23.06	$20.23	$18.95	$16.75	$17.23
Income from investment operations:
Net investment loss	(0.03)		(0.21)	(0.29)	(0.29)	(0.23)	(0.30)
Net realized and unrealized gains (losses) on investments	3.19		(10.57)	3.12	1.57	2.43	(0.18)
Total from investment operations	3.16		(10.78)	2.83	1.28	2.20	(0.48)
Net asset value at end of period	$15.44		$12.28	$23.06	$20.23	$18.95	$16.75
Total return	25.73	% (A)	(46.75%)	13.99%	6.75%	13.13%	(2.79%)
Net assets at end of period (millions)	$37.7		$27.6	$63.5	$74.0	$121.0	$113.9
Ratio of gross expenses to average net assets before waiver	1.97	% (B)	2.07%	1.96%	1.96%	1.95%	1.95%
Ratio of net expenses to average net assets after waiver	1.95	% (B)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment loss to average net assets	(0.50	%)(B)	(1.03%)	(1.16%)	(1.13%)	(1.43%)	(1.58%)
Portfolio turnover rate	10	% (A)	78%	35%	53%	43%	22%

*	Unaudited
(A)	Not annualized.
(B)	Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

2009 Semi-Annual Report	19

FINANCIAL HIGHLIGHTS (cont’d)
For a share outstanding throughout each period

FIRSTHAND E-COMMERCE FUND

	6 Mos. Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value at beginning of period	$2.69		$4.67	$4.05	$3.40	$3.23	$3.06
Income from investment operations:
Net investment loss	(0.03)		(0.06)	(0.06)	(0.06)	(0.06)	(0.06)
Net realized and unrealized gains (losses) on investments	0.98		(1.92)	0.68	0.71	0.23	0.23
Total from investment operations	0.95		(1.98)	0.62	0.65	0.17	0.17
Net asset value at end of period	$3.64		$2.69	$4.67	$4.05	$3.40	$3.23
Total return	35.32	% (B)	(42.40%)	15.31%	19.12%	5.26%	5.56%
Net assets at end of period (millions)	$24.6		$19.4	$40.7	$40.3	$42.9	$55.6
Ratio of gross expenses to average net assets before waiver	1.98	% (C)	2.14%	1.96%	1.98%	1.95%	1.95%
Ratio of net expenses to average net assets after waiver	1.95	% (C)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment loss to average net assets	(1.62	%)(C)	(1.58%)	(1.28%)	(1.51%)	(1.66%)	(1.90%)
Portfolio turnover rate	14	% (B)	41%	44%	59%	55%	22%

FIRSTHAND ALTERNATIVE ENERGY FUND

	6 Mos. Ended		Year Ended		Period Ended
	6/30/09*		12/31/08		12/31/07**
Net asset value at beginning of period	$5.68		$10.89		$10.00
Income from investment operations:
Net investment income (loss)	(0.05)		(0.07)		—	(A)
Net realized and unrealized gains (losses) on investments	0.94		(5.14)		0.89
Total from investment operations	0.89		(5.21)		0.89
Net asset value at end of period	$6.57		$5.68		$10.89
Total return	15.67	% (B)	(47.84%)		8.90	% (B)
Net assets at end of period (millions)	$5.4		$3.7		$1.9
Ratio of gross expenses to average net assets before waiver	2.45	% (C)	2.37%		2.10	% (C)
Ratio of net expenses to average net assets after waiver	2.31	% (C)(E)	2.11	%(D)	2.10	% (C)
Ratio of net investment loss to average net assets	(1.97	%)(C)	(1.26%)		(0.07	%)(C)
Portfolio turnover rate	15	% (B)	44%		—	(B)

*	Unaudited
**	For the period October 29, 2007 (inception) through December 31, 2007.
(A)	Less than $0.005.
(B)	Not annualized.
(C)	Annualized.
(D)	Ratio includes dividend expense (0.01%) on securities sold short.
(E)	Ratio includes interest expense (0.21%) on securities sold short.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

20	2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS, June 30, 2009 (unaudited)

1. Organization

Each of Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand e- Commerce Fund, and Firsthand Alternative Energy Fund (individually the “Fund”, and collectively the “Funds”) is a non-diversified series of Firsthand Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust, a Delaware statutory trust, was organized on November 8, 1993. The inception dates for the Funds (the date on which a net asset value was first determined for that Fund) follow:

Fund	Inception Date
Firsthand Technology Value Fund	May 20, 1994*
Firsthand Technology Leaders Fund	December 10, 1997
Firsthand e-Commerce Fund	September 30, 1999
Firsthand Alternative Energy Fund	October 29, 2007

*    Firsthand Technology Value Fund Investor Class commenced operations on May 20, 1994; the SEC effective date for the Investor Class is December 15, 1994. Each Fund currently offers one class of shares--Investor Class shares.

Each Fund’s investment objective is long-term growth of capital.

Firsthand Technology Value Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that Firsthand Capital Management, Inc. (the “Investment Adviser”) believes are undervalued and have potential for capital appreciation.

Firsthand Technology Leaders Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser believes hold dominant competitive positions in high-growth industries.

Firsthand e-Commerce Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies that provide the products, services, and technologies to facilitate the growth of electronic commerce.

Firsthand Alternative Energy Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in alternative energy and energy technology companies, both U.S. and international.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.
Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.
Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

2009 Semi-Annual Report	21

NOTES TO FINANCIAL STATEMENTS, June 30, 2009 (unaudited) - cont’d

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Statement of Financial Accounting Standard No. 157 - Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.

One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -  quoted prices in active markets for identical assets.

Level 2 -  other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 -  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the following Funds’ net assets as of June 30, 2009:

	LEVEL 1 Quoted Prices		LEVEL 2 Other Significant Observable Inputs		LEVEL 3 Significant Unobservable Inputs
		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial
Fund*	in Securities	Investments**	in Securities	Investments**	in Securities	Investments**
TVFQX
Common Stocks
Advanced Materials	$8,730,216	$—	$—	$—	$5,000,000	$—
Intellectual Property	—	—	—	—	21,530,989	—
Internet	16,462,562	—	—	—	—	—
Other Electronics	11,642,619	—	—	—	—	—
Renewable Energy	864,505	—	—	—	24,657,163	—
Semiconductors	27,465,045	—	394,759	—	—	—
Software	15,500,732	—	—	—	—	—
All Other	28,192,915	—	441,203	—	246,559	—
Warrants	—	—	—	—	2,171,027	—
Convertible Bonds	—	—	—	—	106,429	—
Participation Note	—	—	557,690	—	—	—
Cash Equivalents	—	—	6,078,117	—	—	—

22	2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS, June 30, 2009 (unaudited) - cont’d

	LEVEL 1 Quoted Prices		LEVEL 2 Other Significant Observable Inputs		LEVEL 3 Significant Unobservable Inputs
		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial
Fund*	in Securities	Investments**	in Securities	Investments**	in Securities	Investments**
TLFQX
Common Stocks
Communications	$1,908,048	$—	$—	$—	$—	$—
Communications
Equipment	3,140,458	—	—	—	—	—
Internet	2,299,773	—	—	—	—	—
Networking	1,913,769	—	—	—	—	—
Other Electronics	2,845,951	—	—	—	—	—
Peripherals	2,625,944	—	—	—	—	—
Renewable Energy	3,112,432	—	—	—	—	—
Semiconductors	3,244,946	—	1,603,202	—	—	—
Software	6,896,414	—	—	—	—	—
All Other	2,291,786	—	463,813	—	—	—
Cash Equivalents	—	—	4,597,937	—	—	—

TEFQX
Common Stocks
Communications	2,135,610	—	—	—	—	—
Internet	11,281,634	—	—	—	—	—
Other Electronics	1,705,430	—	—	—	—	—
Software	3,184,414	—	—	—	—	—
All Other	3,064,061	—	—	—	—	—
Cash Equivalents	—	—	3,325,824	—	—	—

ALTEX
Common Stocks
Energy Efficiency	441,117	—	—	—	—	—
Intellectual Property	—	—	—	—	317,816	—
Renewable Energy	2,358,270	—	227,463	—	13,744	—
Semiconductors	289,730	—	—	—	—	—
All Other	686,562	—	—	—	—	—
Right	16,021	—	—	—	—	—
Cash Equivalents	—	—	1,101,417	—	—	—

*	TVFQX: Firsthand Technology Value Fund, TLFQX: Firsthand Technology Leaders Fund, TEFQX: Firsthand e-Commerce Fund; ALTEX: Firsthand Alternative Energy Fund.

**
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation / (depreciation) on the investment

2009 Semi-Annual Report	23

NOTES TO FINANCIAL STATEMENTS, June 30, 2009 (unaudited) - cont’d

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

	Firsthand Technology Value Fund				Firsthand Alternative Energy Fund
	Investments in Equity Securities	Investments in Warrants	Investments in Convertible Bonds	Total Investments	Investments in Equity Securities

Balance as of 12/31/08	$61,559,872	$2,937,250	$105,806	$64,602,928	$353,794
Accrued Accretion/(Amortization)	—	—	—	—	—
Change in Unrealized Appreciation/(Depreciation)	(8,827,312)	(767,668)	150,720	(9,444,260)	(22,234)
Realized Market Gain/(Loss)	(1,289,464)	—	(144,189)	(1,433,653)	—
Net Purchase/(Sales)	(8,385)	1,445	(5,908)	(12,848)	—
Transfers In/(Out) of Level 3	—	—	—	—	—
Balance as of 6/30/09	$51,434,711	$2,171,027	$106,429	$53,712,167	$331,560

In April 2009, the FASB issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. There was no impact to the Funds’ net assets fair value measurements or results of operations upon adoption; however, these accounting standards do require additional disclosures.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No.161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has evaluated SFAS 161 and determined that it will not have a material impact on the Funds’ financial statements. SFAS 161 does, however, require enhanced disclosures about each Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2009:

24	2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS, June 30, 2009 (unaudited) - cont’d

Derivative Not Accounted for as Hedging Instruments Under Statement 133	Location of Gain (Loss) on Derviatives Recognized in Income	Fund	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign Currency Contracts	Net realized gains (losses) on currency transactions/change in unrealized appreciation (depreciation) on foreign currency translations	Firsthand Technology Value Fund	$(14)	$(4)
		Firsthand Alternative Energy Fund	(486)	2,054
Equity Contracts	Net realized gains (losses) on call options written/change in unrealized appreciation (depreciation) on call options written	Firsthand Technology Leaders Fund	210,283	—

Share Valuation—The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s net asset value per share.

Investment Income—Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.

Foreign Securities—Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source. The Fund isolates that portion of the results of operations resulting of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid.

2009 Semi-Annual Report	25

NOTES TO FINANCIAL STATEMENTS, June 30, 2009 (unaudited) - cont’d

Options—The Funds (other than Firsthand Technology Value Fund) may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds (other than Firsthand Technology Value Fund) may also write put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The number of option contracts written and the premiums received during the period ended June 30, 2009, were as follows:

	Firsthand Technology Leaders Fund
	Number of Contracts	Premiums Received

Options outstanding, beginning of period	—	$—
Options written during period	1,542	226,633
Options expired during period	(1,422)	(193,967)
Options closed during period	(80)	(16,716)
Options exercised during period	(40)	(15,950)
Options outstanding, end of period	—	$—

Distributions to Shareholders—Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Short Positions—Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

26	2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS, June 30, 2009 (unaudited) - cont’d

Reclassification of Capital Accounts—The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended December 31, 2008, each Fund recorded the following reclassifications to the accounts listed below:

	Increase (Decrease)
	Paid-in-Capital	Accumulated Net Investment Loss	Accumulated Net Realized Loss
Firsthand Technology Value Fund	$1,607,893	$4,418,959	$(6,026,852)
Firsthand Technology Leaders Fund	(481,852)	472,754	9,098
Firsthand e-Commerce Fund	(460,778)	460,778	0
Firsthand Alternative Energy Fund	(29,425)	43,076	(13,651)

Security Transactions—Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Tax—Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years. The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2009.

	Firsthand	Firsthand		Firsthand
	Technology	Technology	Firsthand	Alternative
	Value	Leaders	e-Commerce	Energy
	Fund	Fund	Fund	Fund
Gross unrealized appreciation	$38,989,146	$1,129,293	$3,534,624	$494,710
Gross unrealized depreciation	(96,808,202)	(9,763,373)	(4,305,966)	(1,880,184)
Net unrealized appreciation (depreciation)	$(57,819,056)	$(8,634,080)	$(771,342)	$(1,358,474)
Federal income tax cost, long positions	$227,861,586	$45,578,553	$25,468,314	$6,853,945
Federal income tax cost, short positions	—	—	—	16,331
Total Federal income tax cost	$227,861,586	$45,578,553	$25,468,314	$6,870,276

2009 Semi-Annual Report	27

NOTES TO FINANCIAL STATEMENTS, June 30, 2009 (unaudited) - cont’d

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations. As of December 31, 2008, the Funds had capital loss carryforwards for federal income tax purposes as follows:

	Expiring	Expiring	Expiring	Expiring	Expiring	Expiring
	2009	2010	2011	2012	2013	2014
TVFQX	$1,092,189,416	$634,016,220	$330,969,371	$333,067,019	$167,523,435	$64,782,991
TLFQX	121,415,356	109,312,900	53,324,264	33,348,418	2,501,372	—
TEFQX	246,467,450	141,312,315	6,014,495	—	—	—
ALTEX	—	—	—	—	—	—

	Expiring	Expiring
	2015	2016	Total
TVFQX	$57,959,032	$7,972,313	$2,688,479,797
TLFQX	—	—	319,902,310
TEFQX	—	—	393,794,260
ALTEX	—	—	—

For Firsthand Technology Value Fund, $7,924,308 of the $1,092,189,416 capital loss carryforward expiring in 2009 was acquired in the reorganization with Firsthand Communications Fund, $2,310,150 of the $167,523,435 capital loss carryforward expiring in 2013 was acquired in the reorganization with Firsthand Global Technology Fund, $3,455,691 of the $64,782,991 capital loss carryforward expiring in 2014 was acquired in the reorganization with Firsthand Technology Innovators Fund and $261,564 of the $57,959,032 capital loss carryforward expiring in 2015 was acquired in the reorganization with Firsthand Technology Innovators Fund.

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely- than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has completed their analysis and the adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

3. Investment Transactions

Investment transactions (excluding short-term investments) were as follows for the period ended June 30, 2009.

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand e-Commerce Fund	Firsthand Alternative Energy Fund
Purchase of investment securities	$27,657,362	$3,267,169	$2,728,406	$1,751,299
Proceeds from sales and maturities of investment securities	$43,323,754	$2,734,187	$5,780,449	$529,346

28	2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS, June 30, 2009 (unaudited) - cont’d

4. Investment Advisory and Administration Agreements

Certain trustees and officers of the Trust are also officers of the Investment Adviser or Citi Fund Services Ohio, Inc. (“Citi”). Citi serves as the sub-administrator, investment accounting agent and shareholder servicing and transfer agent. PFPC Trust Company serves as the custodian for the Trust.

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Investment Adviser pursuant to the terms of a master investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund’s investment objectives, policies, and limitations. Subject to certain exceptions set forth in the Advisory Agreement, the Investment Adviser is responsible for (i) compensation of any of the Fund’s trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser’s personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreements.

For the services it provides under the Advisory Agreement, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.50% of its average daily net assets (1.65% for ALTEX). The Advisory Agreement requires the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each such Fund to the extent necessary to limit a Fund’s total operating expenses to 1.95% (2.10% for ALTEX) of its average net assets up to $200 million, 1.90% (2.05% for ALTEX) of such assets from $200 million to $500 million, 1.85% (2.00% for ALTEX) of such assets from $500 million to $1 billion, and 1.80% (1.95% for ALTEX) of such assets in excess of $1 billion.

ADMINISTRATION AGREEMENT

The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the “Administration Agreement”). Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund’s securities transactions and each Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund’s operating expenses excluding brokerage and commission expenses; short sale expenses; fees payable under “Rule 12b-1 plans”, if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. The Investment Adviser has entered into a Sub-Administration Agreement with Citi. Under this agreement, the Investment Adviser (not the Funds) pays to Citi the fees for the administrative services provided by Citi. In the case of Firsthand Alternative Energy Fund, the Investment Adviser has also agreed to donate a portion of its management fees allocated, amounting to 0.20% of Firsthand Alternative Energy Fund’s average daily net assets, to various non-profit organizations as elected by Fund shareholders.

2009 Semi-Annual Report	29

NOTES TO FINANCIAL STATEMENTS, June 30, 2009 (unaudited) - cont’d

5. Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended June 30, 2009, is noted below:

	SHARE ACTIVITY
Affiliate	Balance 12/31/08	Purchases/ Grants		Sales/ Maturity/ Expiration	Balance 6/30/09	Realized Gain(Loss)	Value 6/30/09	Acquition Cost
Firsthand Technology Value Fund

Clarisay, Inc., 8.00%	500,000	—		—	500,000	$—	$—	$500,000
Clarisay, Inc., 8.00%	500,000	—		—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	250,000	—		—	250,000	—	—	250,000
Clarisay, Inc., 8.00%	100,000	—		—	100,000	—	—	100,000
Clarisay, Inc., 8.00%	500,000	—		—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—		—	500,000	—	—	500,000
Clarisay, Inc., Series B	2,605,306	—		—	2,605,306	—	—	2,383,855
Clarisay, Inc., Series C	7,194,244	—		—	7,194,244	—	—	2,000,000
Clarisay, Inc., Warrant	500,000	—		—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—		—	500,000	—	—	—
Clarisay, Inc., Warrant	250,000	—		—	250,000	—	—	—
Clarisay, Inc., Warrant	100,000	—		—	100,000	—	—	—
Clarisay, Inc., Warrant	500,000	—		—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—		—	500,000	—	—	—
Silicon Genesis Corp., Common (1)	871,892	10,000	(2)	—	881,892	—	1,503,079	5,201,267
Silicon Genesis Corp., Common Warrant	37,982	—		—	37,982	—	45,365	—
Silicon Genesis Corp., Series 1-C (1)	82,914	—		—	82,914	—	823,412	1,731,250
Silicon Genesis Corp., Series 1-D	850,830	—		—	850,830	—	3,265,877	4,315,500
Silicon Genesis Corp., Series 1-E (1)	5,704,480	—		—	5,704,480	—	13,538,842	6,046,749
Silicon Genesis Corp., Series 1-E Warrant	1,257,859	—		—	1,257,859	—	1,985,367	—
Silicon Genesis Corp., Series 1-E Warrant (1)	94,339	—		—	94,339	—	123,902	—
Silicon Genesis Corp., Series 1-F	912,453	—		—	912,453	—	2,399,779	2,007,397
Solaicx, Series B	7,396,238	—		—	7,396,238	—	102,290	4,396,238
Solaicx, Series C	2,916,581	—		—	2,916,581	—	67,635	3,578,995
Solaicx, Series C Warrant	670,814	—		—	670,814	—	8,848	—
SoloPower, Series A	2,721,088	—		—	2,721,088	—	22,479,153	3,999,999
SoloPower, Series B	228,779	—		—	228,779	—	2,008,085	1,002,052

(1)	Amounts include shares from the merger of Firsthand Technology Innovators Fund into Firsthand Technology Value Fund.
(2)	Represents shares granted to Firsthand Technology Value Fund in connection with Kevin Landis serving on the board of directors of Silicon Genesis.

30	2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS, June 30, 2009 (unaudited) - cont’d

As of June 30, 2009, Kevin Landis represents the Funds and sits on the following private companies’ boards: Silicon Genesis Corporation, SoloPower, Inc., Solaicx, Inc., and UCT Coatings, Inc. Serving on the boards of directors of the portfolio companies may cause conflicts to arise. The Adviser has adopted various procedures to ensure that the Fund will not be unfavorably affected by these potential conflicts.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2009, the Funds were invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
Firsthand Technology
Value Fund
Celox Networks, Inc., Common	April 17, 2001	138,121	$14,999,941	$—	0.00%
Celox Networks, Inc., Series A-1 P/S	August 23, 2002	1,000,000	1,200,000	—	0.00%
Celox Networks, Inc., Series A-1 Warrants	August 23, 2002	500,000	—	—	0.00%
Clarisay, Inc., 8.00% C/N	June 3, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	July 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	August 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 12, 2003	250,000	250,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 19, 2003	100,000	100,000	—	0.00%
Clarisay, Inc., 8.00% C/N	November 10, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., D Warrants	June 3, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	July 7, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	August 7, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	September 12, 2003	250,000	—	—	0.00%
Clarisay, Inc., D Warrants	September 19, 2003	100,000	—	—	0.00%
Clarisay, Inc., D Warrants	November 10, 2003	500,000	—	—	0.00%
Clarisay, Inc., Series B P/S	January 24, 2001	2,605,306	2,383,855	—	0.00%
Clarisay, Inc., Series C P/S	August 28, 2002	7,194,244	2,000,000	—	0.00%
Innovion Corp., 9.50%, C/N	December 30, 2003	479,883	479,883	106,429	0.06%
Innovion Corp., Series C P/S	February 23, 2001	1,500,000	3,000,000	15,000	0.01%
Innovion Corp., Series C P/S	November 20, 2007	75,322	75	753	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	1,932,222	3,478,000	19,322	0.01%
IP Unity, Inc., Series E P/S	August 4, 2004	193,042	313,307	211,484	0.12%
IP Unity, Inc., Series E Warrants	August 4, 2004	69,496	69	69	0.00%
Silicon Genesis Corp., Common Stock	March 8, 2001	102,135	1,516,773	174,077	0.10%
Silicon Genesis Corp., Common Stock	April 30, 2002	726,424	3,684,494	1,238,102	0.73%
Silicon Genesis Corp., Common Stock (1)	November 21, 2005	23,333	—	39,768	0.02%
Silicon Genesis Corp., Common Stock (1)	June 10, 2008	20,000	—	34,088	0.02%

2009 Semi-Annual Report	31

NOTES TO FINANCIAL STATEMENTS, June 30, 2009 (unaudited) - cont’d

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
Firsthand Technology
Value Fund (cont’d)
Silicon Genesis Corp., Common Stock (1)	May 19, 2009	10,000	$—	$17,044	0.01%
Silicon Genesis Corp., Common Warrants	November 4, 2003	37,982	—	45,365	0.03%
Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914	1,731,250	823,412	0.49%
Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830	4,315,500	3,265,877	1.93%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	5,704,480	6,046,749	13,538,842	8.00%
Silicon Genesis Corp., Series 1-E Warrant	February 26, 2003	94,339	—	123,902	0.07%
Silicon Genesis Corp., Series 1-E Warrants	October 31, 2003	1,257,859	—	1,985,367	1.17%
Silicon Genesis Corp., Series 1-F P/S	June 29, 2007	912,453	2,007,397	2,399,779	1.42%
Solaicx, Series B P/S	December 16, 2005	6,000,000	3,000,000	82,980	0.05%
Solaicx, Series B P/S	January 19, 2007	1,396,238	1,396,238	19,310	0.01%
Solaicx, Series C P/S	April 23, 2007	2,916,581	3,578,995	67,635	0.04%
Solaicx, Series C Warrants	April 23, 2007	670,814	—	8,848	0.01%
SoloPower, Series A P/S	June 29, 2006	2,721,088	3,999,999	22,479,153	13.29%
SoloPower, Series B P/S	July 9, 2007	228,779	1,002,052	2,008,085	1.19%
UCT Coatings, Inc., Series Common Warrants (2)	October 5, 2004	600,000	—	6,000	0.00%
UCT Coatings, Inc., Series Common Warrants (1)	Various	3,056	—	31	0.00%
UCT Coatings, Inc. Series Common Warrants (1)	May 13, 2009	144,542	—	1,445	0.00%
UCT Coatings, Inc., Series B P/S	October 5, 2004	500,000	5,000,000	5,000,000	2.96%
			$67,484,577	$53,712,167	31.74%

Firsthand Alternative
Energy Fund
Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,957	$187,234	3.44%
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	121,952	2.24%
Silicon Genesis Corp., Series 1-C P/S	September 2, 2008	152	46	1,510	0.03%
Silicon Genesis Corp., Series 1-E P/S	September 2, 2008	3,000	3,180	7,120	0.13%
SoloPower, Series C-1 P/S	September 23, 2008	1,331	21,425	13,744	0.25%
			$79,074	$331,560	6.09%

(1)	Shares granted at no cost by issuer.
(2)	3:1 stock split.
P/S	Preferred Stock.
C/N	Convertible Note.

32	2009 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS, June 30, 2009 (unaudited) - cont’d

6. Shareholder Proxy Vote

At a special meeting of shareholders, held on March 26, 2009, shares were voted as follows on the proposals presented to shareholders.

1. To approve the election of Mr. Greg Burglin to serve as a disinterested Trustee to the Trust.
For	Against	Abstain
11,282,030	881,201	0

2. To approve the election of Mr. Kevin P. Tanner to serve as a disinterested Trustee to the Trust.
For	Against	Abstain
11,287,707	875,524	0

3. To approve a change to the fundamental investment restrictions of Firsthand Technology Value Fund to allow investments in options.
For	Against	Abstain	Broker Non-Votes
761,726	216,436	33,459	4,238,584

7. Risks

Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser’s control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. Another risk for the Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

8. Proxy Voting Policy and Procedures

The Funds have adopted proxy voting procedures pursuant to which the Funds delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Investment Adviser as part of the Investment Adviser’s general management of the Funds, subject to the Board of Trustees’ continuing oversight. A copy of the Funds’ proxy voting policy and procedures is available without charge, upon request, by calling 1.888.884.2675. Information regarding how the Investment Adviser voted these proxies for the one-year period ended June 30, 2009, is available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov on Form N-PX. The Funds’ voting record is also available on the Funds’ website at www.firsthandfunds.com/proxy.

9. Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

2009 Semi-Annual Report	33

NOTES TO FINANCIAL STATEMENTS, June 30, 2009 (unaudited) - cont’d

10. Fund Reorganization

On May 21, 2008, Firsthand Technology Value Fund (the “Acquiring Fund”), acquired the assets and assumed the liabilities of Firsthand Technology Innovators Fund and Firsthand Global Technology Fund (the “Acquired Funds”), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Funds’ shareholders. When funds merge, capital loss carryforwards may be limited under section 382 of the Internal Revenue Code. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of Changes in Net Assets. Net assets and unrealized depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Fund		Total Net Assets of Acquiring Fund		Total Net Assets of Acquiring Fund After Acquisition		Acquiring Fund Unrealized Appreciation/(Depreciation)
TIFQX	GTFQX	TIFQX	GTFQX	TIFQX	GTFQX	TIFQX	GTFQX
$15,784,526	$9,809,545	$306,066,492	$306,066,492	$331,660,563	$331,660,563	($6,087,254)	$847,505

11. Subsequent Events

At a special meeting held on July 30, 2009, the Board of Trustees approved the appointment of SiVest Group, Inc. (“SiVest”) as the new investment adviser and administrator for each Fund in the Trust. At that same meeting, the Board of Trustees and Firsthand Capital Management, Inc. (“FCM”) agreed to end the Trust’s existing advisory and administration contracts with FCM before the normal expiration date, making SiVest the investment adviser and administrator effective August 3, 2009.

Under the terms of the new investment advisory agreement, SiVest will receive from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.40% of its average daily net assets (1.53% for ALTEX) and waive fees, if necessary, to reimburse expenses of each such Fund to the extent necessary to limit a Fund’s total operating expenses to 1.85% (1.98% for ALTEX) of its average net assets up to $200 million, 1.80% (1.93% for ALTEX) of such assets from $200 million to $500 million, 1.75% (1.88% for ALTEX) of such assets from $500 million to $1 billion, and 1.70% (1.83% for ALTEX) of such assets in excess of $1 billion.

34	2009 Semi-Annual Report

Firsthand Funds
P.O. Box 183120
Columbus, OH 43218-3120
1.888.884.2675
www.firsthandfunds.com

Investment Adviser
SiVest Group, Inc.
469 El Camino Real
Suite 227
Santa Clara, CA 95050
www.sivestgroup.com

Distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Transfer Agent
Citi Fund Services Ohio, Inc.
P.O. Box 183120
Columbus, OH 43218-3120
1.888.884.2675

This report is provided for the general information of the shareholders of Firsthand Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. For more complete information about Firsthand Funds, please call toll free 1.888.884.2675 or visit www.firsthandfunds.com for a prospectus, which contains more information, including risks, fees, and expenses. Read the prospectus carefully before investing or sending money.

Firsthand Funds are distributed by ALPS Distributors, Inc.

Firsthand, Technology Value Fund, and the interlocking “F” design are registered trademarks of Firsthand Capital Management, Inc.

FHF000474, exp. 9/30/2010

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.  The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-
2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)
If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Investments.

(a)
File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules there under) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

    (b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

            (a) (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

            (a) (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

            (a) (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

            (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis Kevin M. Landis President
Date   August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis Kevin M. Landis President
Date   August 31, 2009

By (Signature and Title)*	/s/ Jonathan Rosen Jonathan Rosen Treasurer
Date   August 31, 2009

* Print the name and title of each signing officer under his or her signature.